Property and equipment, net	12 Months Ended
Dec. 31, 2013
Property and equipment, net
Property and equipment, net

9. Property and equipment, net

        Property and equipment consists of the following:

	December 31,
	2012	2013
	RMB	RMB
Gross carrying amount
Servers, computers and equipment	103,005	152,404
Leasehold improvement	22,831	23,257
Furniture, fixture and office equipment	9,083	9,672
Motor vehicles	2,999	5,186
Construction in progress	—	4,652

Total	137,918	195,171
Less: accumulated depreciation	(47,619)	(92,535)

Property and equipment, net	90,299	102,636

        Depreciation expense for the years ended December 31, 2011, 2012 and 2013 were RMB12,888, RMB29,074 and RMB44,963, respectively.